7. Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents
		2018	2017

Cash and banks - Brazil		406	396
Cash and banks - Abroad	(*)	80	68
Short-term investments - Brazil	(**)	3,883	3,328
		4,369	3,792

(*) Refers to amounts deposited in the United States of America in US Dollars.

(**) Short-term investments refer substantially to highly liquid investments bearing interest at a weighted average rate of 85.78% (98.07% on December 31, 2017) of the Brazilian Interbank Deposit Certificate ("CDI"),  mature in 90 days or less than and which are subject to an insignificant risk of changes in value.